Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets pledged as security [line items]
Notes issued to Santander UK plc/subsidiaries as collateral	£ 4,549	£ 4,786
Gross assets charged as security for liabilities	33,432	36,391
Notes issued under securitisation and covered bond programmes retained internally	21,615	22,783
Securities lending
Disclosure of assets pledged as security [line items]
Notes issued to Santander UK plc/subsidiaries as collateral	30,135	21,639
Collateral accepted as security for assets	5,071	5,017
Internally Retained | Securitisations and Covered Bonds
Disclosure of assets pledged as security [line items]
Notes issued under securitisation and covered bond programmes retained internally	4,530	4,728
Third Party Bilateral Secured Funding Transactions | Securitisations and Covered Bonds
Disclosure of assets pledged as security [line items]
Notes issued to Santander UK plc/subsidiaries as collateral	1,114	1,581
Purchase And Resale Agreements
Disclosure of assets pledged as security [line items]
Collateral accepted as security for assets	25,972	20,444
Fellow subsidiaries | Sale and repurchase agreements
Disclosure of assets pledged as security [line items]
Notes issued to Santander UK plc/subsidiaries as collateral	25,874	20,634
Fellow subsidiaries | Loans and advances to customers securitisations and covered bonds
Disclosure of assets pledged as security [line items]
Notes issued to Santander UK plc/subsidiaries as collateral	1,392	2,067
Santander UK Plc | Internally Retained | Securitisations and Covered Bonds
Disclosure of assets pledged as security [line items]
Internally retained securitisation and covered bond issuances available for creating collateral	2,294	166
Derivatives | Cash
Disclosure of assets pledged as security [line items]
Notes issued to Santander UK plc/subsidiaries as collateral	1,888	1,961
Collateral accepted as security for assets	£ 2,071	£ 2,175